Limited Term New York Municipal Fund

Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals

Oppenheimer California Municipal Fund

Oppenheimer Cash Reserves

Oppenheimer Equity Fund

Oppenheimer Flexible Strategies Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Main Street Select Fund®

Oppenheimer Money Market Fund, Inc.

Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® National Municipals

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Select Value Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Short Duration Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

Oppenheimer Money Fund/VA

Oppenheimer Small- & Mid-Cap Growth Fund/VA

Oppenheimer Value Fund/VA

Rochester® Fund Municipals

Supplement to the Summary Prospectus

This supplement amends the summary prospectus (the “Summary Prospectus”) of each of the above referenced funds (each a “Fund” or collectively, the “Funds”) and is in addition to any other supplement(s).

Effective January 1, 2013, the Summary Prospectus of each Fund is revised as follows:

1.	References to the "Manager" in the Summary Prospectus mean OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. unless the context indicates otherwise or unless otherwise specified.

2.	The section entitled “Investment Adviser” is replaced in its entirety with the following:

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.

PS0000.079

Oppenheimer Capital Appreciation Fund/VA

Supplement dated June 29, 2012 to the

Summary Prospectus dated April 30, 2012

This supplement amends the Summary Prospectus of Oppenheimer Capital Appreciation Fund/VA (the “Fund”), and is in addition to any other supplements.

The section titled “Portfolio Manager,” on page 3, is deleted in its entirety and is replaced by the following:

Portfolio Managers. Julie Van Cleave, CFA, has been lead portfolio manager of the Fund since April 2010 and a Vice President of the Fund since May 2010. Michael Kotlarz has been co-portfolio manager of the Fund since June 29, 2012.

June 29, 2012 PS0610.008

OPPENHEIMER Capital Appreciation Fund/VA A series of Oppenheimer Variable Account Funds Summary Prospectus April 30, 2012
Share Classes:
Non-Service Shares
Service Shares

The Fund's prospectus and Statement of Additional Information ("SAI"), both dated April 30, 2012, and pages 2 through 32 of its most recent Annual Report, dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFundVA.  The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFundVA. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

Investment Objective. The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.

Shareholder Fees (fees paid directly from your investment)
	Non-Service	Service
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Non-Service	Service
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.80%	1.05%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:

	1 Year	3 Years	5 Years	10 Years
Non-Service	$82	$256	$446	$994
Service	$108	$336	$582	$1,289

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of "growth companies." Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000 Growth Index. The Fund primarily invests in securities of U.S. issuers but may also invest in foreign securities. The portfolio manager looks for growth companies with stock prices that she believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund's portfolio among industries and market sectors, the portfolio manager focuses on a number of factors that may vary in particular cases and over time. Currently, the portfolio manager looks for:

  companies in business areas that have above-average growth potential,

  companies with growth rates that the portfolio manager believes are sustainable over time,

  stocks with reasonable valuations relative to their growth potential.

The Fund may sell the stocks of companies that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks. Because of its focus on long-term growth, the Fund may be more appropriate for investors with longer-term investment goals. The Fund is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Non-Service Shares performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of two broad measures of market performance that reflect the markets in which the Fund typically invests. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at:
https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFundVA

During the period shown, the highest return before taxes for a calendar quarter was 19.10% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -27.73% (4th Qtr 08).

The following table shows the average annual total returns of each class of the Fund's shares before taxes.

Average Annual Total Returns for the periods ended December 31, 2011
	1 Year	5 Years	10 Years
Non-Service Shares (inception 4-3-85)	(1.15%)	(0.56%)	1.23%
Service Shares (inception 9-18-01)	(1.37%)	(0.81%)	0.97%
S&P 500 Index	2.11%	(0.25%)	2.92%
(reflects no deduction for fees, expenses or taxes)
Russell 1000 Growth Index	2.64%	2.50%	2.60%
(reflects no deduction for fees, expenses or taxes)

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Manager. Julie Van Cleave, CFA, has been portfolio manager of the Fund since April 2010 and a Vice President of the Fund since May 2010.

Purchase and Sale of Fund Shares. Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. You may only submit instructions for buying or selling shares of the Fund to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent. The accompanying prospectus of the participating insurance company provides information about how to select the Fund as an investment option.

Taxes. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, any dividends and capital gains distributions will be taxable to the participating insurance company, if at all. However, those payments may affect the tax basis of certain types of distributions from those accounts. Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

Payments to Broker-Dealers and Other Financial Intermediaries. The Fund, the Manager, or their related companies may make payments to financial intermediaries, including to insurance companies that offer shares of the Fund as an investment option. These payments for the sale of Fund shares and related services may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer Capital Appreciation Fund/VA

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFundVA. You can also request additional information about the Fund or your account:

By Telephone:	Call OppenheimerFunds Services toll-free: 1.800.988.8287
By Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For courier or express mail requests: OppenheimerFunds Services 12100 East Iliff Avenue, Suite 300 Aurora, Colorado 80014
On the Internet:	You can read or download the Fund's Statement of Additional Information, Annual and Semi-Annual Reports, on the OppenheimerFunds website at: www.oppenheimerfunds.com
PR0610.001.0412